SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,009	38,465
Ordinary share, shares outstanding	35,225	36,735
Treasury shares	3,784	1,730
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share		$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,009	38,465
Ordinary share, shares outstanding	35,225	36,735
Treasury shares	3,784	1,730